Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the estimated useful life of 5 years or the lease term
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Computer equipment and software	$3,123	$2,002
Furniture and fixtures	2,201	1,174
Capitalized internal-use software	1,842	1,842
Leasehold improvements	9,502	2,850
Property and equipment, gross	16,668	7,868
Less: accumulated depreciation and amortization	(4,123)	(2,150)
Property and equipment, net	$12,545	$5,718